NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Nature of operations and going concern [Abstract]
Working capital deficiency	$ 10,107,344
Accumulated deficit	$ 18,789,710	$ 9,896,705